Long-Term Debt - Hedda Loan Facility and Senior Secured Credit Facility (Details)				6 Months Ended
	Aug. 31, 2026 USD ($)	Aug. 07, 2026 USD ($) item installment	Jun. 28, 2024 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Mar. 03, 2025 USD ($)
Long-Term Debt
Outstanding amount				$ 902,500,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				us-gaap:SecuredOvernightFinancingRateSofrMember
Long-term debt				$ 905,915,000	$ 959,633,000
Live Facility
Long-Term Debt
Minimum liquidity amount						$ 500,000
$99 million term loan facility
Long-Term Debt
Face amount of debt			$ 99,000,000
Hedda Loan Facility
Long-Term Debt
Face amount of debt			99,000,000	99,000,000
Outstanding amount				89,400,000
Balloon payment to be paid				$ 61,900,000
Interest margin percentage				1.60%
Minimum liquidity of Partnership						15,000,000
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining						10,000,000
Incremental minimum liquidity, next 12 vessels with less than 12 months employment contract remaining						1,500,000
Amount of cash						$ 1,000,000
Minimum book equity ratio (percent)						30.00%
Minimum EBITDA to interest ratio						2.5
Hedda Loan Facility | Subsequent event
Long-Term Debt
Face amount of debt	$ 99,000,000
Balloon payment to be paid	$ 61,900,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember
Interest margin percentage	1.60%
Hedda Loan Facility | Prior To October 24 2026
Long-Term Debt
Face amount of debt				$ 99,000,000
Maximum market value of vessels as percentage of outstanding loan (in percent)				115.00%
Hedda Loan Facility | Prior to October 24, 2028
Long-Term Debt
Maximum market value of vessels as percentage of outstanding loan (in percent)				120.00%
Hedda Loan Facility | On or Prior to October 24, 2028
Long-Term Debt
Maximum market value of vessels as percentage of outstanding loan (in percent)				125.00%
Vessel Hedda Knutsen
Long-Term Debt
Final payment			$ 99,000,000
Senior secured credit facility | Subsequent event
Long-Term Debt
Face amount of debt		$ 225,000,000
Balloon payment to be paid		$ 111,100,000
Number of consecutive quarterly installments | installment		20
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrMember
Interest margin percentage		1.65%
Minimum liquidity amount		$ 250,000
Minimum liquidity of Partnership		15,000,000
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining		1,500,000
Incremental minimum liquidity, next 12 vessels with less than 12 months employment contract remaining		1,000,000
Amount of cash		$ 10,000,000
Minimum book equity ratio (percent)		30.00%
Minimum EBITDA to interest ratio		2.5
Maximum market value of vessels as percentage of outstanding loan (in percent)		135.00%
Debt instrument, vessels pledged as collateral | item		5
$345 million loan facility
Long-Term Debt
Face amount of debt				$ 345,000,000	345,000,000
Long-term debt				$ 225,798,000	$ 238,343,000
$345 million loan facility | Subsequent event
Long-Term Debt
Long-term debt		$ 225,800,000